INCOME TAXES (Details 1)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Operating Loss Carryforwards [Line Items]
Statutory Federal income tax rate	35.00%	35.00%
State and local taxes net of Federal benefit	5.50%	5.50%
Permanent differences	(1.90%)	(1.24%)
Valuation allowance	(38.60%)	(39.26%)
Effective tax rate	0.00%	0.00%